Summary of Significant Accounting Policies - Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash paid for interest on debt facility	$ 1,210	$ 298
Supplemental disclosures of non-cash investing and financing activities:
Issuance of common stock for acquisitions			$ 3,270
Assumptions of liabilities in acquisitions			1,069
Unrealized loss on investment securities	(18)	(8)	(4)
Warrants issued in connection with debt facility	$ 26	392
Purchase of equipment under capital lease		40
Purchases of property and equipment in accounts payable		$ 2	17
Offering costs included in accounts payable			$ 36